Common Stock (Details) - USD ($)			9 Months Ended	12 Months Ended
	Jul. 21, 2023	Apr. 27, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock
Number of shares of common stock authorized			500,000,000	207,450,050	207,450,050
Common stock, par value per share			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued			37,159,600	138,848,177	138,825,356
Priveterra common stock, outstanding prior to the Merger			37,159,600	138,825,356	138,825,356
Amount of cash dividend has been declared			$ 0	$ 0	$ 0
Number of votes per share			one	one	one
Number of shares to be received prior to merger	2.328
Number of common stock issued on conversion	1
Total common stock reserved			38,876,675	59,178,609	60,000,244
Convertible preferred stock outstanding
Common Stock
Total common stock reserved				21,257,708	21,257,708
Stock option
Common Stock
Total common stock reserved			3,846,972	9,694,890	10,516,525
Shares available for future issuance under the stock incentive plan
Common Stock
Total common stock reserved			3,508,139	27,884,000	27,884,000
Convertible preferred stock warrants outstanding
Common Stock
Total common stock reserved				342,011	342,011
Founder Shares
Common Stock
Common stock, par value per share	$ 0.0001
Priveterra common stock, outstanding prior to the Merger	6,900,000
Number of common stock issued on conversion	1
Number of founder shares subject to vesting and forfeiture conditions.	3,450,000	3,450,000